STOCKHOLDERS' EQUITY (Details 3) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended							1 Months Ended		6 Months Ended								6 Months Ended
	Feb. 12, 2013	Feb. 08, 2013	Jun. 18, 2012	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Nov. 21, 2012	Mar. 30, 2012	Feb. 23, 2012	Feb. 09, 2012	Feb. 28, 2011	Sep. 29, 2010	Aug. 31, 2013 Number of Warrants	May 31, 2013 Number of Warrants	Jun. 30, 2013 Number of Warrants	Jun. 30, 2013 Vested restricted stock grants	Jun. 30, 2013 Preferred Stock	Jun. 30, 2013 Series A Convertible Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Jun. 30, 2013 Series C Convertible Preferred Stock	Jun. 30, 2013 Series D Convertible Preferred Stock	Aug. 31, 2013 Series E Convertible Preferred Stock Subsequent event Private placement	Jun. 30, 2013 Non-vested option-based compensation	Jun. 30, 2013 Non-vested option-based compensation
Stock authorized, shares					50,000,000		50,000,000		50,000,000	50,000,000	50,000,000	50,000,000											50,000,000	2,250,000	8,000,000	3,284,396	7,500,000	15,151
Stock authorized, par value per share					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 1.20						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Issued (in shares)																	2,250,000							0	0	0	0
Preferred stock, Outstanding (in shares)																								0	0	0	0
Shares of common stock issued to CEO			5,000,000													12,000,000
Number of restricted shares previously issued to CEO for which vesting period has been extended		6,000,000
Stock-based compensation expense																						$ 2,395,678							$ 218,864
Unrecognized compensation expense																						4,984,194								216,457
Shares of restricted common stock issued to director	6,700,000		3,000,000
Value of restricted common stock issued to director	3,417,000
Restricted common stock issued to director, per share market value	$ 0.51		$ 0.34
Percentage of vesting of restricted common stock	33.33%	33.33%	33.33%
Vesting period	3 years		3 years
Restricted stock issued to Vice President				500,000									200,000
Intrinsic value of stock options outstanding					53,700		53,700					53,700
Reserved for issuance (in shares)	40,000,000															40,000,000		2,800,000
Holders of common stock in favor of 2012 Equity Incentive Plan (as a percent)																53.00%
Remaining available stock-based awards for future issuances under 2012 Plan (in shares)					0		0					0
Remaining available stock-based awards for future issuances under 2013 Plan (in shares)					33,300,000		33,300,000					33,300,000
Three year options granted to consultants, shares				150,000
Three year options granted to consultants, per share value				$ 0.44
Weighted average fair value of options granted (in dollars per share)				$ 0.25					$ 0.36
Three year options granted to consultants, value				38,058
Assumptions of Black-Scholes option pricing model
Share price (in dollars per share)				$ 0.44										$ 0.555	$ 1.00
Volatility (as a percent)				92.00%
Expected term				3 years
Dividend yield (as a percent)				0.00%
Risk free interest rate (as a percent)				0.35%
Volatility granted to Vice President (as a percent)				92.00%
Risk free interest rate to Vice President (as a percent)				0.14%
Dividend yield to Vice President (as a percent)				0.00%
Expected term to Vice President				9 months
Warrant settlement expense					45,484	4,883,196	45,484	4,883,196	(4,883,196)	4,799,000	(9,682,196)	9,727,680								45,484
Cancelled (in shares)									32,430,954	5,336,045										(3,446,748)	(3,446,748)
Warrants issued to purchase shares of the Company's common stock (in shares)																			11,691,600
Additional stock-based compensation expense																						$ 35,079